                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-02224
                                  ---------------------------------------------

                           MML Series Investment Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1295 State Street, Springfield, MA                      01111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                             Frederick C. Castellani
                    1295 State Street, Springfield, MA 01111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 413-788-8411
                                                   ----------------------------

Date of fiscal year end:   12/31/2003
                        --------------------------

Date of reporting period:  12/31/2003
                         -------------------------

ITEM 1 REPORTS TO STOCKHOLDERS.

     (Annual Report for the period 1/1/03 through 12/31/03 is filed herewith)

MML SERIES INVESTMENT FUND

ANNUAL REPORT FOR THE YEAR ENDED DECEMBER 31, 2003

[GRAPHIC]

MML EQUITY INDEX FUND

MML SMALL CAP EQUITY FUND

INVEST

INSURE

RETIRE

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

YOU CAN'T PREDICT. YOU CAN PREPARE.(R)

TABLE OF CONTENTS

TO OUR SHAREHOLDERS                                                            i

MML EQUITY INDEX FUND
    Portfolio Manager Report                                                   1
    Portfolio of Investments                                                   3
    Financial Statements                                                       9

MML SMALL CAP EQUITY FUND
    Portfolio Manager Report                                                  14
    Portfolio of Investments                                                  16
    Financial Statements                                                      18

NOTES TO FINANCIAL STATEMENTS                                                 22

INDEPENDENT AUDITORS' REPORT                                                  29

DIRECTORS AND OFFICERS (UNAUDITED)                                            30

FEDERAL TAX INFORMATION (UNAUDITED)                                           33

MML SERIES INVESTMENT FUND - LETTER TO SHAREHOLDERS

                                                               December 31, 2003

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

FREDERICK C. CASTELLANI

"THE RENEWED STRENGTH IN ECONOMIC GROWTH AND THE RALLY IN THE EQUITY MARKETS DURING 2003 HIGHLIGHT WHY WE BELIEVE IT IS IMPORTANT FOR PARTICIPANTS TO STAY THE COURSE - AS WELL AS MAINTAIN A PROPERLY DIVERSIFIED PORTFOLIO. WE BELIEVE THIS IS THE BEST STRATEGY WHEN TRYING TO ACHIEVE LONG-TERM RETIREMENT GOALS."

2003: A YEAR OF MANY HAPPY RETURNS

Good times returned in 2003 for many equity investors. The stock market indexes and most equity funds generated returns in excess of 25%, with more aggressive strategies doubling that advance. The bond market lagged with single-digit returns in the plain vanilla, high quality corporate and government agency categories, but compelling gains of over 25% also were found in the high yield and foreign bond markets.

Only a year ago, investors were faced with three straight years of stock market losses - with grave concerns about a possible fourth "down" year. Their pessimism was not without merit: the economy was sluggish, unemployment was rising and war was on the horizon. Fortunately, the fundamentals improved as the year progressed, leading to increased optimism and strong performance.

Stronger-than-expected economic growth and improving corporate profitability fueled the equity markets. U.S. Gross Domestic Product, a broad measure of economic activity, grew by an 8.2% annualized rate in the third quarter, the strongest advance in nearly 20 years. Providing the foundation were strong corporate earnings reports, evidence of recovery in business investment, continued strength in consumer spending, the Federal Reserve (Fed) policy of maintaining low interest rates, tax reductions, increased government spending and positive strides in the war on terror.

AGGRESSIVE STOCKS PREVAILED

As in a typical market rally, during the third and fourth quarters, the more aggressive categories led the way, with small-cap outperforming large-cap, international leading domestic, growth leading value, and high yield leading Treasuries. The technology-heavy NASDAQ led the major stock indexes, with the Russell 2000 small-cap index close behind, followed by the MSCI EAFE international equity benchmark. Bringing up the rear were the Dow Jones Industrial Average and the S&P 500(R) Index - but both still turned in impressive double-digit returns for the six-month period.

BOND RETURNS LAGGED

Over the six months ending December 31, 2003, bonds trailed stocks by a wide margin. In the third quarter, the bond market's woes were punctuated by a brutal July, when the Lehman Brothers Aggregate Bond Index had its worst monthly decline in over 20 years. This left many investors who had flocked to the "safety" of the bond market - leaving stocks behind - rudely surprised. (This turn of events also underscores why we continuously caution investors not to use the recent past performance of any asset category as the primary reason for investing.) The fourth quarter was not much better for bond investors, as the Lehman Brothers Aggregate Bond Index advanced a paltry 0.32%.

THE 2004 OUTLOOK - TEMPERED OPTIMISM

The broad-based stock market rally in 2003 was supported by several factors that continue to provide favorable indicators for 2004, including:
-  A U.S. economy that seems to be in the early stages of expansion
-  Interest rates which are at a 45-year low
- Low inflation, which should allow the Fed to maintain current interest rate policy
-  Reduced taxes
-  Improving corporate profitability and earnings growth

Conversely, it is unlikely that the market will be as strong or as broad based in 2004 as it was last year, due to several factors:
-  High unemployment
-  Interest rates that are more likely to rise than decline
-  High debt ratios for consumers and government
- Easier comparisons for corporate profit growth (the low or negative profit numbers companies posted in 2001/2002) are now behind us.

In closing, as the euphoria of 2003's investment performance abates, pressure will be on the economy and stock prices to sustain the rally. Emphasis will likely be on inflation and interest rates, earnings growth and employment. While last year's gains in the market are encouraging and give stock investors a reason to smile, we continue to urge all investors to maintain focus on long-term investment objectives. This should include maintaining a diversified portfolio in an effort to better weather the stock market's inevitable ups and downs.

/s/ Frederick C. Castellani

Frederick C. Castellani
PRESIDENT

MML EQUITY INDEX FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT        The objective of the Fund is to achieve long-term
OBJECTIVE OF THE MML          growth of capital through performance that closely
EQUITY INDEX FUND?            tracks that of the S&P 500 Index by investing in a
                              portfolio of equity securities that mirrors the sector and stock weightings of the Index.

HOW DID THE FUND PERFORM      For the 12 months ending December 31, 2003, the
DURING THE 2003?              Fund's Class I shares returned 28.08%, nearly in
                              line with the 28.67% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT       The S&P 500 Index had a strong fourth quarter
BACKDROP DURING THE           finish, advancing 12.2%. Value stocks outpaced
PERIOD?                       growth stocks both during the fourth quarter and
                              for the year. For the 12 months ending December
                              31, value outperformed growth by nearly 600 basis points. As had been the case throughout the year, returns increased as capitalization decreased.

                              Throughout 2003, the economic landscape showed signs of improvement, as evidenced in the continual upward revisions to the all-important Gross Domestic Product (GDP) figures. Most recently, GDP growth has been estimated at an annualized rate of 8.2%. During the second half of the year, investment by corporate America began picking up in earnest. While business spending was well in the single-digit category during the first half of the year, the third and fourth quarters' spending levels increased sharply to mid-teen levels, with significant increases experienced in technology spending. The year concluded with robust corporate earnings, as evidenced by the near-record estimate of the S&P 500's 2004 operating earnings at $62 per share. The equity markets continued to enjoy the Federal Reserve's stimulative stance on monetary policy throughout the year.

WHAT FACTORS CONTRIBUTED      With the exception of health care,
TO THE FUND'S                 telecommunication services and utilities, in the
PERFORMANCE?                  third quarter all sectors generated positive
                              performance; technology and materials led the pack. Health care was the weakest-performing of the sectors. Turning to the fourth quarter, all sectors generated results of at least 8%, with the materials sector enjoying the largest increase.
                              The two sectors contributing the most to the market's fourth quarter return were financials and information technology, with each advancing nearly
                              13%. Together, these two sectors account for just under 40% of the Index's weighting. Financials and technology also drove performance for the year, with financials advancing by 31% and technology, 47%. The only sector to generate single-digit returns for the year was telecommunication services, with its 7.1% return.

WHAT IS YOUR OUTLOOK?         Improvement in business performance this cycle,
                              especially corporate profitability, should support further, if more modest, gains in 2004. A stronger cyclical recovery and a potential higher secular growth rate are not fully discounted in equity markets. The state of the business cycle, the end of the bear market, and the economy's remarkable resilience and productivity argue that 2004 will be a favorable year for equity investors.
                              Unquestionably, risk exists - particularly, exogenous threats like terrorism - but markets adjust to these risks and take them into account.
                              In such instances, they do not ordinarily cause volatility; only when unforeseen events happen does the market respond, in either a positive or negative direction.

                              MML EQUITY INDEX FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

     General Electric Co.
     Microsoft Corp.
     Exxon Mobil Corp.
     Pfizer, Inc.
     Citigroup, Inc.
     Wal-Mart Stores, Inc.
     Intel Corp.
     American International Group, Inc.
     Cisco Systems, Inc.
     International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index.

MML SERIES INVESTMENT FUND
TOTAL RETURN

                                                       FIVE YEAR          SINCE INCEPTION
                                  ONE YEAR           AVERAGE ANNUAL        AVERAGE ANNUAL
                             1/1/03 - 12/31/03     1/1/99 - 12/31/03     5/1/97 - 12/31/03
MML Equity Index
Fund Class I                       28.08%               -1.07%                 6.07%
------------------------------------------------------------------------------------------
S&P 500 Index                      28.67%               -0.57%                 6.60%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             MML EQUITY INDEX FUND CLASS I        S&P 500 INDEX
5/1/97                            $ 10,000             $ 10,000
12/97                             $ 12,193             $ 12,255
12/98                             $ 15,634             $ 15,757
12/99                             $ 18,811             $ 19,073
12/00                             $ 17,016             $ 17,338
12/01                             $ 14,921             $ 15,279
12/02                             $ 11,569             $ 11,903
12/03                             $ 14,818             $ 15,316

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index

MML SERIES INVESTMENT FUND
TOTAL RETURN

                                                    SINCE INCEPTION
                                 ONE YEAR            AVERAGE ANNUAL
                             1/1/03 - 12/31/03     5/1/00 - 12/31/03
MML Equity Index
Fund Class II                      28.31%                -5.89%
MML Equity Index
Fund Class III                     28.38%                -5.84%
--------------------------------------------------------------------
S&P 500 Index                      28.67%                -5.60%

[CHART]

                            CLASS II        CLASS III       S&P 500 INDEX
5/1/2000                    $ 10,000         $ 10,000         $ 10,000
12/00                       $  9,137         $  9,150         $  9,162
12/01                       $  8,024         $  8,024         $  8,074
12/02                       $  6,236         $  6,244         $  6,290
12/03                       $  8,001         $  8,016         $  8,094

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML EQUITY INDEX FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
                                                      --------------    --------------
EQUITIES -- 98.9%
ADVERTISING -- 0.2%
Interpublic Group of
  Companies, Inc.*                                            14,807    $      230,989
Monster Worldwide, Inc.*                                       4,676           102,685
Omnicom Group, Inc.                                            7,306           638,033
                                                                        --------------
                                                                               971,707
                                                                        --------------

AEROSPACE & DEFENSE -- 1.8%
Boeing Co.                                                    32,769         1,380,886
General Dynamics Corp.                                         7,607           687,597
Goodrich Corp.                                                 4,539           134,763
Honeywell
  International, Inc.                                         33,090         1,106,199
Lockheed Martin Corp.                                         17,640           906,696
Northrop Grumman Corp.                                         7,084           677,230
Raytheon Co.                                                  15,788           474,272
Rockwell Collins, Inc.                                         6,568           197,237
United Technologies Corp.                                     18,111         1,716,379
                                                                        --------------
                                                                             7,281,259
                                                                        --------------

AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.                                          4,599            54,314
Southwest Airlines Co.                                        31,040           500,986
                                                                        --------------
                                                                               555,300
                                                                        --------------

APPAREL, TEXTILES & SHOES -- 0.6%
The Gap, Inc.                                                 34,945           811,073
Jones Apparel Group, Inc.                                      4,896           172,486
Limited Brands                                                19,330           348,520
Liz Claiborne, Inc.                                            4,074           144,464
Nike, Inc. Cl. B                                              10,224           699,935
Nordstrom, Inc.                                                5,035           172,700
Reebok
  International Limited                                        2,356            92,638
VF Corp.                                                       4,051           175,165
                                                                        --------------
                                                                             2,616,981
                                                                        --------------

AUTOMOTIVE & PARTS -- 1.1%
AutoNation, Inc.*                                             10,800           198,396
Cooper Tire & Rubber Co.                                       2,346            50,157
Dana Corp.                                                     5,703           104,650
Delphi Corp.                                                  20,283           207,089
Ford Motor Co.                                                71,667         1,146,672
General Motors Corp.                                          21,630         1,155,042
Genuine Parts Co.                                              6,329           210,123
The Goodyear Tire &
  Rubber Co.*                                                  6,265            49,243
Harley-Davidson, Inc.                                         11,720           557,052
Navistar International Corp.*                                  2,674           128,058
Paccar, Inc.                                                   4,589           390,616
Visteon Corp.                                                  4,812            50,093
                                                                        --------------
                                                                             4,247,191
                                                                        --------------

BANKING, SAVINGS & LOANS -- 11.8%
AmSouth Bancorp.                                              12,959    $      317,495
Bank of America Corp.                                         57,856         4,653,358
Bank of
  New York Co., Inc.                                          29,445           975,218
Bank One Corp.                                                44,532         2,030,214
BB&T Corp.                                                    21,083           814,647
Capital One
  Financial Corp.                                              8,700           533,223
Charter One
  Financial, Inc.                                              8,176           282,481
Citigroup, Inc.                                              200,344         9,724,698
Comerica, Inc.                                                 6,769           379,470
Fannie Mae                                                    38,276         2,872,997
Fifth Third Bancorp                                           22,463         1,327,563
First Tennessee
  National Corp.                                               5,400           238,140
FleetBoston
  Financial Corp.                                             41,402         1,807,197
Freddie Mac                                                   27,386         1,597,152
Golden West
  Financial Corp.                                              5,955           614,496
J.P. Morgan Chase & Co.                                       78,473         2,882,313
KeyCorp                                                       16,310           478,209
Marshall and Ilsley Corp.                                      8,800           336,600
Mellon Financial Corp.                                        16,894           542,466
National City Corp.                                           24,398           828,068
North Fork
  Bancorporation, Inc.                                         5,900           238,773
Northern Trust Corp.                                           8,488           394,013
Providian Financial Corp.*                                    11,202           130,391
Regions Financial Corp.                                        8,552           318,134
SLM Corp.                                                     17,742           668,519
SouthTrust Corp.                                              14,110           461,820
State Street Corp.                                            13,022           678,186
SunTrust Banks, Inc.                                          11,090           792,935
Synovus Financial Corp.                                       11,763           340,186
U.S. Bancorp                                                  76,132         2,267,211
Union Planters Corp.                                           7,212           227,106
Wachovia Corp.                                                52,374         2,440,105
Washington Mutual, Inc.                                       35,076         1,407,249
Wells Fargo & Co.                                             65,929         3,882,559
Zions Bancorp                                                  3,893           238,758
                                                                        --------------
                                                                            47,721,950
                                                                        --------------

BEVERAGES -- 2.6%
Anheuser-Busch
  Companies, Inc.                                             32,348         1,704,093
Brown-Forman Corp. Cl. B                                       2,290           214,000
The Coca-Cola Co.                                             95,876         4,865,707
Coca-Cola Enterprises, Inc.                                   18,074           395,278
Coors (Adolph) Co. Cl. B                                       1,389    $       77,923
The Pepsi Bottling
  Group, Inc.                                                 10,338           249,973
PepsiCo, Inc.                                                 67,908         3,165,871
                                                                        --------------
                                                                            10,672,845
                                                                        --------------

BROADCASTING, PUBLISHING & PRINTING -- 3.4%
American Greetings
  Corp. Cl. A*                                                 2,423            52,991
Clear Channel
  Communications, Inc.                                        23,749         1,112,166
Comcast Corp. Cl. A*                                          88,318         2,903,013
Dow Jones & Co., Inc.                                          3,026           150,846
Gannett Co., Inc.                                             10,735           957,133
Knight Ridder, Inc.                                            3,055           236,365
The McGraw-Hill
  Companies, Inc.                                              7,630           533,490
Meredith Corp.                                                 1,844            90,006
New York Times Co. Cl. A                                       5,565           265,951
Time Warner, Inc.*                                           176,908         3,182,575
Tribune Co.                                                   11,909           614,504
Univision Communications,
  Inc. Cl. A*                                                 12,500           496,125
Viacom, Inc. Cl. B                                            67,768         3,007,544
                                                                        --------------
                                                                            13,602,709
                                                                        --------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.*                                       4,256            76,097
Masco Corp.                                                   19,167           525,367
Vulcan Materials Co.                                           3,710           176,485
                                                                        --------------
                                                                               777,949
                                                                        --------------

CHEMICALS -- 1.5%
Air Products &
  Chemicals, Inc.                                              8,758           462,685
Ashland, Inc.                                                  2,603           114,688
Dow Chemical Co.                                              35,868         1,491,033
Du Pont (E.I.) de
  Nemours & Co.                                               38,904         1,785,305
Eastman Chemical Co.                                           3,500           138,355
Engelhard Corp.                                                4,893           146,545
Great Lakes
  Chemical Corp.                                               1,955            53,156
Hercules, Inc.*                                                4,406            53,753
International Flavors &
  Fragrances, Inc.                                             3,446           120,334
Monsanto Co.                                                  10,685           307,514
PPG Industries, Inc.                                           6,689           428,230
Praxair, Inc.                                                 12,564           479,945
Rohm & Haas Co.                                                8,140           347,659
                                                                        --------------
                                                                             5,929,202
                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
                                                      --------------    --------------
COMMERCIAL SERVICES -- 1.8%
Allied Waste
  Industries, Inc.*                                           12,460    $      172,945
Apollo Group, Inc. Cl. A*                                      6,800           462,400
Block (H&R), Inc.                                              7,074           391,687
Cendant Corp.*                                                39,442           878,373
Cintas Corp.                                                   6,890           345,396
Concord EFS, Inc.*                                            19,384           287,659
Convergys Corp.*                                               6,816           119,007
Donnelley (R.R.) &
  Sons Co.                                                     4,122           124,278
eBay, Inc.*                                                   25,300         1,634,127
Ecolab, Inc.                                                   9,516           260,453
Equifax, Inc.                                                  5,559           136,195
Fluor Corp.                                                    2,927           116,026
Moody's Corp.                                                  5,646           341,865
Paychex, Inc.                                                 15,097           561,608
PerkinElmer, Inc.                                              5,008            85,487
Quest Diagnostics, Inc.*                                       4,064           297,119
Robert Half
  International, Inc.*                                         6,680           155,911
Ryder System, Inc.                                             2,482            84,760
Waste Management, Inc.                                        22,853           676,449
                                                                        --------------
                                                                             7,131,745
                                                                        --------------

COMMUNICATIONS -- 1.9%
ADC
  Telecommunications, Inc.*                                   27,448            81,521
Andrew Corp.*                                                  5,761            66,309
Avaya, Inc.*                                                  15,976           206,729
Ciena Corp.*                                                  19,241           127,760
Citizens
  Communications Co.*                                         10,801           134,148
Lucent Technologies, Inc.*                                   159,879           454,056
Network Appliance, Inc.*                                      13,420           275,513
Nextel Communications,
  Inc. Cl. A*                                                 42,530         1,193,392
Qualcomm, Inc.                                                30,530         1,646,483
SBC Communications, Inc.                                     130,646         3,405,941
Scientific-Atlanta, Inc.                                       5,810           158,613
Tellabs, Inc.*                                                15,712           132,452
                                                                        --------------
                                                                             7,882,917
                                                                        --------------

COMMUNICATIONS EQUIPMENT -- 0.3%
Motorola, Inc.                                                91,310         1,284,732
                                                                        --------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                                 4,890           120,196
Computer Sciences Corp.*                                       7,187           317,881
Parametric
  Technology Corp.*                                            9,034            35,594
Sun Microsystems, Inc.*                                      124,108           557,245
Teradyne, Inc.*                                                7,560           192,402
Unisys Corp.*                                                 12,315           182,878
                                                                        --------------
                                                                             1,406,196
                                                                        --------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                                     3,470    $      168,781
                                                                        --------------

COMPUTERS & INFORMATION -- 3.2%
Apple Computer, Inc.*                                         14,426           308,284
Cisco Systems, Inc.*                                         268,973         6,533,354
Comverse
  Technology, Inc.*                                            7,222           127,035
Dell, Inc.*                                                   99,247         3,370,428
EMC Corp.*                                                    93,632         1,209,725
Gateway, Inc.*                                                12,490            57,454
International
  Game Technology                                             13,216           471,811
Jabil Circuit, Inc.*                                           7,678           217,287
Lexmark
  International, Inc.*                                         4,964           390,369
Solectron Corp.*                                              32,081           189,599
Symbol Technologies, Inc.                                      8,835           149,223
                                                                        --------------
                                                                            13,024,569
                                                                        --------------

COMPUTERS & OFFICE EQUIPMENT -- 2.5%
Electronic Data
  Systems Corp.                                               18,471           453,278
Hewlett-Packard Co.                                          119,815         2,752,151
International Business
  Machines Corp.                                              67,314         6,238,662
Pitney Bowes, Inc.                                             9,002           365,661
Xerox Corp.*                                                  31,114           429,373
                                                                        --------------
                                                                            10,239,125
                                                                        --------------

CONTAINERS -- 0.2%
Ball Corp.                                                     2,210           131,650
Bemis Co., Inc.                                                2,083           104,150
Pactiv Corp.*                                                  5,959           142,420
Sealed Air Corp.*                                              3,191           172,761
Temple-Inland, Inc.                                            2,038           127,721
                                                                        --------------
                                                                               678,702
                                                                        --------------

COSMETICS & PERSONAL CARE -- 2.4%
Alberto-Culver Co. Cl. B                                       2,138           134,865
Avon Products, Inc.                                            9,178           619,423
Colgate-Palmolive Co.                                         21,477         1,074,924
The Gillette Co.                                              39,983         1,468,576
Kimberly-Clark Corp.                                          20,103         1,187,886
The Procter & Gamble Co.                                      50,754         5,069,310
                                                                        --------------
                                                                             9,554,984
                                                                        --------------

DATA PROCESSING & PREPARATION -- 0.7%
Automatic Data
  Processing, Inc.                                            23,104           915,149
Deluxe Corp.                                                   2,314            95,638
First Data Corp.                                              28,860         1,185,857
Fiserv, Inc.*                                                  7,821           309,008
IMS Health, Inc.                                               9,324           231,795
NCR Corp.*                                                     3,750           145,500
                                                                        --------------
                                                                             2,882,947
                                                                        --------------

ELECTRIC UTILITIES -- 2.4%
AES Corp.*                                                    21,449    $      202,479
Allegheny Energy, Inc.*                                        5,120            65,331
Ameren Corp.                                                   5,781           265,926
American Electric
  Power Co.                                                   15,057           459,389
Calpine Corp.*                                                14,571            70,087
CenterPoint Energy, Inc.                                      11,663           113,014
Cinergy Corp.                                                  6,763           262,472
CMS Energy Corp.*                                              5,538            47,184
Consolidated Edison, Inc.                                      9,150           393,542
Constellation Energy
  Group, Inc.                                                  5,925           232,023
Dominion Resources, Inc.                                      12,178           777,322
DTE Energy Co.                                                 6,037           237,858
Duke Energy Corp.                                             36,535           747,141
Edison International*                                         12,430           272,590
Entergy Corp.                                                  8,860           506,172
Exelon Corp.                                                  12,968           860,556
FirstEnergy Corp.                                             13,357           470,166
FPL Group, Inc.                                                7,086           463,566
NiSource, Inc.                                                11,046           242,349
PG&E Corp.*                                                   16,321           453,234
Pinnacle West
  Capital Corp.                                                3,200           128,064
PPL Corp.                                                      6,889           301,394
Progress Energy, Inc.                                          9,672           437,755
Public Service Enterprise
  Group, Inc.                                                  8,698           380,972
Southern Co.                                                  29,487           891,982
Teco Energy, Inc.                                              7,361           106,072
TXU Corp.                                                     12,877           305,442
                                                                        --------------
                                                                             9,694,082
                                                                        --------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.5%
Advanced Micro
  Devices, Inc.*                                              14,060           209,494
Altera Corp.*                                                 15,320           347,764
American Power
  Conversion Corp.                                             7,630           186,554
Analog Devices, Inc.                                          14,070           642,296
Applied Micro
  Circuits Corp.*                                             10,300            61,594
Broadcom Corp. Cl. A*                                         11,753           400,660
Emerson Electric Co.                                          16,657         1,078,541
General Electric Co.                                         391,193        12,119,159
Intel Corp.                                                  254,502         8,194,964
JDS Uniphase Corp.*                                           55,188           201,436
Johnson Controls, Inc.                                         3,625           420,935
Kla-Tencor Corp.*                                              7,406           434,510
Linear Technology Corp.                                       12,130           510,309
LSI Logic Corp.*                                              15,328           135,959
Maxim Integrated
  Products, Inc.                                              12,860           640,428

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
                                                      --------------    --------------
Micron Technology, Inc.*                                      23,717    $      319,468
Molex, Inc.                                                    7,390           257,837
National
  Semiconductor Corp.*                                         7,448           293,526
Novellus Systems, Inc.*                                        5,950           250,198
Nvidia Corp.*                                                  5,800           134,850
PMC-Sierra, Inc.*                                              6,189           124,708
Power-One, Inc.*                                               3,520            38,122
Qlogic Corp.*                                                  3,800           196,080
Rockwell Automation, Inc.                                      7,168           255,181
Sanmina-SCI Corp.*                                            20,652           260,422
Texas Instruments, Inc.                                       66,626         1,957,472
Thomas & Betts Corp.                                           2,551            58,392
Xilinx, Inc.*                                                 13,111           507,920
                                                                        --------------
                                                                            30,238,779
                                                                        --------------

ENERGY -- 6.0%
Amerada Hess Corp.                                             3,253           172,962
Anadarko Petroleum Corp.                                       9,822           501,020
Apache Corp.                                                   6,150           498,765
BJ Services Co.*                                               6,100           218,990
Burlington Resources, Inc.                                     7,900           437,502
ChevronTexaco Corp.                                           41,672         3,600,044
ConocoPhillips                                                26,264         1,722,131
Devon Energy Corp.                                             8,885           508,755
Dynegy, Inc. Cl. A*                                           15,327            65,600
El Paso Corp.                                                 24,446           200,213
EOG Resources, Inc.                                            4,700           216,999
Exxon Mobil Corp.                                            257,534        10,558,894
Halliburton Co.                                               16,765           435,890
Kerr-McGee Corp.                                               4,146           192,748
KeySpan Corp.                                                  6,080           223,744
Kinder Morgan, Inc.                                            4,690           277,179
Marathon Oil Corp.                                            12,005           397,245
Nabors Industries Limited*                                     5,615           233,023
Nicor, Inc.                                                    1,689            57,494
Noble Corp.*                                                   5,140           183,909
Occidental
  Petroleum Corp.                                             15,404           650,665
Peoples Energy Corp.                                           1,357            57,048
Rowan Companies, Inc.*                                         4,221            97,801
Schlumberger Limited                                          22,939         1,255,222
Sempra Energy                                                  8,817           265,039
Sunoco, Inc.                                                   3,093           158,207
Transocean, Inc.*                                             12,427           298,372
Unocal Corp.                                                   9,957           366,716
The Williams
  Companies, Inc.                                             19,518           191,667
Xcel Energy, Inc.                                             16,072           272,903
                                                                        --------------
                                                                            24,316,747
                                                                        --------------

ENTERTAINMENT & LEISURE -- 0.5%
Brunswick Corp.                                                3,239    $      103,097
Harrah's
  Entertainment, Inc.                                          4,623           230,087
The Walt Disney Co.                                           80,622         1,880,911
                                                                        --------------
                                                                             2,214,095
                                                                        --------------

FINANCIAL SERVICES -- 3.7%
American Express Co.                                          50,372         2,429,442
Apartment Investment &
  Management Co. Cl. A                                         4,100           141,450
Bear Stearns
  Companies, Inc.                                              4,018           321,239
Countrywide
  Financial Corp.                                              6,985           529,812
Federated Investors,
  Inc. Cl. B                                                   4,200           123,312
Franklin Resources, Inc.                                       9,828           511,646
The Goldman Sachs
  Group, Inc.                                                 18,300         1,806,759
Huntington
  Bancshares, Inc.                                             8,434           189,765
Janus Capital Group, Inc.                                      9,250           151,793
Lehman Brothers
  Holdings, Inc.                                              10,672           824,092
MBNA Corp.                                                    49,821         1,238,052
Merrill Lynch & Co., Inc.                                     35,968         2,109,523
Morgan Stanley                                                42,791         2,476,315
PNC Financial Services
  Group, Inc.                                                 10,949           599,239
Price (T. Rowe)
  Group, Inc.                                                  4,800           227,568
ProLogis Trust                                                 6,800           218,212
The Schwab
  (Charles) Corp.                                             52,161           617,586
Simon Property
  Group, Inc.                                                  7,300           338,282
                                                                        --------------
                                                                            14,854,087
                                                                        --------------

FOODS -- 1.8%
Archer-
  Daniels-Midland Co.                                         24,861           378,384
Campbell Soup Co.                                             15,802           423,494
ConAgra Foods, Inc.                                           20,972           553,451
General Mills, Inc.                                           14,408           652,682
Heinz (H. J.) Co.                                             13,522           492,606
Hershey Foods Corp.                                            4,972           382,794
Kellogg Co.                                                   15,664           596,485
The Kroger Co.*                                               29,318           542,676
McCormick & Co., Inc.                                          5,200           156,520
Safeway, Inc.*                                                17,160           375,976
Sara Lee Corp.                                                30,365           659,224
Starbucks Corp.*                                              15,230    $      503,504
SuperValu, Inc.                                                4,921           140,691
Sysco Corp.                                                   25,730           957,928
Wrigley (Wm.) Jr. Co.                                          8,734           490,938
                                                                        --------------
                                                                             7,307,353
                                                                        --------------

FOREST PRODUCTS & PAPER -- 0.5%
Boise Cascade Corp.                                            2,242            73,672
Georgia-Pacific Corp.                                          9,670           296,579
International Paper Co.                                       18,789           809,994
MeadWestvaco Corp.                                             7,701           229,105
Plum Creek Timber
  Co., Inc.                                                    7,100           216,195
Weyerhaeuser Co.                                               8,490           543,360
                                                                        --------------
                                                                             2,168,905
                                                                        --------------

HEALTHCARE -- 0.9%
Express Scripts, Inc.*                                         3,000           199,290
HCA, Inc.                                                     20,076           862,465
Health Management
  Associates, Inc. Cl. A                                       9,800           235,200
Humana, Inc.*                                                  6,203           141,739
Manor Care, Inc.                                               3,532           122,101
Tenet Healthcare Corp.*                                       18,059           289,847
UnitedHealth Group, Inc.                                      22,840         1,328,831
Wellpoint Health
  Networks, Inc.*                                              5,640           547,024
                                                                        --------------
                                                                             3,726,497
                                                                        --------------

HOME CONSTRUCTION,
  FURNISHINGS & APPLIANCES -- 0.3%
Centex Corp.                                                   2,573           276,983
KB Home                                                        1,771           128,433
Leggett & Platt, Inc.                                          7,450           161,144
Maytag Corp.                                                   3,186            88,730
Pulte Homes, Inc.                                              2,261           211,675
Whirlpool Corp.                                                2,669           193,903
                                                                        --------------
                                                                             1,060,868
                                                                        --------------

HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                           2,950           145,494
The Clorox Co.                                                 8,070           391,879
Corning, Inc.*                                                52,791           550,610
Fortune Brands, Inc.                                           5,780           413,212
Newell Rubbermaid, Inc.                                       10,735           244,436
Sherwin-Williams Co.                                           5,629           195,551
Snap-On, Inc.                                                  2,253            72,637
The Stanley Works                                              3,305           125,160
Tupperware Corp.                                               2,250            39,015
                                                                        --------------
                                                                             2,177,994
                                                                        --------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                          3,532           167,381
                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
                                                      --------------    --------------
INDUSTRIAL - DIVERSIFIED -- 1.8%
3M Co.                                                        30,272    $    2,574,028
Cooper Industries
  Limited Cl. A                                                3,614           209,359
Danaher Corp.                                                  6,055           555,546
Eaton Corp.                                                    2,897           312,818
Illinois Tool Works, Inc.                                     11,943         1,002,137
ITT Industries, Inc.                                           3,537           262,481
Textron, Inc.                                                  5,032           287,126
Tyco International Limited                                    77,074         2,042,461
                                                                        --------------
                                                                             7,245,956
                                                                        --------------

INFORMATION RETRIEVAL SERVICES -- 0.3%
Yahoo!, Inc.*                                                 25,158         1,136,387
                                                                        --------------

INSURANCE -- 5.0%
ACE Limited                                                   10,000           414,200
Aetna, Inc.                                                    6,049           408,791
AFLAC, Inc.                                                   20,020           724,324
Allstate Corp.                                                27,704         1,191,826
Ambac Financial
  Group, Inc.                                                  4,275           296,642
American International
  Group, Inc.                                                101,470         6,725,432
Anthem, Inc.*                                                  5,363           402,225
Aon Corp.                                                     12,046           288,381
Chubb Corp.                                                    7,273           495,291
Cigna Corp.                                                    5,440           312,800
Cincinnati Financial Corp.                                     5,889           246,631
The Hartford Financial
  Services Group, Inc.                                        11,358           670,463
Jefferson-Pilot Corp.                                          5,520           279,588
John Hancock Financial
  Services, Inc.                                              11,202           420,075
Lincoln National Corp.                                         6,841           276,171
Loews Corp.                                                    6,658           329,238
Marsh & McLennan
  Companies, Inc.                                             21,042         1,007,701
MBIA, Inc.                                                     5,675           336,130
Metlife, Inc.                                                 30,232         1,017,911
MGIC Investment Corp.                                          4,089           232,828
Principal Financial
  Group, Inc.                                                 12,600           416,682
Progressive Corp.                                              8,283           692,376
Prudential Financial, Inc.                                    21,700           906,409
Safeco Corp.                                                   5,759           224,198
The St. Paul Companies, Inc.                                   9,409           373,067
Torchmark Corp.                                                4,326           197,006
Travelers Property
  Casualty Corp. Cl. B                                        38,888           659,929
UnumProvident Corp.                                           11,570           182,459
XL Capital Limited Cl. A                                       5,527           428,619
                                                                        --------------
                                                                            20,157,393
                                                                        --------------

LODGING -- 0.2%
Hilton Hotels Corp.                                           14,591    $      249,944
Marriott International,
  Inc. Cl. A                                                   8,964           414,137
Starwood Hotels &
  Resorts Worldwide, Inc.                                      7,740           278,408
                                                                        --------------
                                                                               942,489
                                                                        --------------

MACHINERY & COMPONENTS -- 0.8%
Baker Hughes, Inc.                                            13,198           424,448
Caterpillar, Inc.                                             13,252         1,100,181
Cummins, Inc.                                                  1,739            85,107
Deere & Co.                                                    9,243           601,257
Dover Corp.                                                    8,235           327,341
Ingersoll-Rand Co. Cl. A                                       6,783           460,430
Pall Corp.                                                     4,792           128,569
Parker-Hannifin Corp.                                          4,814           286,433
                                                                        --------------
                                                                             3,413,766
                                                                        --------------

MANUFACTURING -- 0.5%
American Standard
  Companies, Inc.*                                             2,800           281,960
Applied Materials, Inc.*                                      64,006         1,436,935
Avery Dennison Corp.                                           4,028           225,649
Millipore Corp.*                                               1,815            78,136
                                                                        --------------
                                                                             2,022,680
                                                                        --------------

MEDICAL SUPPLIES -- 2.3%
Agilent Technologies, Inc.*                                   18,183           531,671
Allergan, Inc.                                                 5,007           384,588
Applied Biosystems
  Group-Applera Corp.                                          7,738           160,254
Bard (C.R.), Inc.                                              2,060           167,375
Bausch & Lomb, Inc.                                            2,392           124,145
Baxter International, Inc.                                    23,092           704,768
Becton, Dickinson & Co.                                        9,848           405,147
Biomet, Inc.                                                  10,455           380,667
Boston Scientific Corp.*                                      32,322         1,188,157
Guidant Corp.                                                 11,988           721,678
Medtronic, Inc.                                               47,081         2,288,607
St. Jude Medical, Inc.*                                        6,722           412,395
Stryker Corp.                                                  7,750           658,828
Tektronix, Inc.                                                3,420           108,072
Thermo Electron Corp.*                                         6,654           167,681
Waters Corp.*                                                  5,300           175,748
Zimmer Holdings, Inc.*                                         9,422           663,309
                                                                        --------------
                                                                             9,243,090
                                                                        --------------

METALS & MINING -- 0.8%
  Alcoa, Inc.                                                 32,788         1,245,944
Allegheny
  Technologies, Inc.                                           3,144            41,564
Crane Co.                                                      2,278            70,026
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                    6,333           266,809
Newmont Mining Corp.                                          16,509    $      802,502
Nucor Corp.                                                    3,006           168,336
Phelps Dodge Corp.*                                            3,485           265,174
United States Steel Corp.                                      3,954           138,469
Worthington
  Industries, Inc.                                             3,207            57,822
                                                                        --------------
                                                                             3,056,646
                                                                        --------------

PHARMACEUTICALS -- 9.8%
Abbott Laboratories                                           61,398         2,861,147
AmerisourceBergen Corp.                                        4,276           240,097
Amgen, Inc.*                                                  50,606         3,127,451
Biogen Idec, Inc.*                                            12,937           475,823
Bristol-Myers Squibb Co.                                      76,342         2,183,381
Cardinal Health, Inc.                                         16,869         1,031,708
Chiron Corp.*                                                  7,360           419,446
Eli Lilly & Co.                                               44,080         3,100,146
Forest Laboratories, Inc.*                                    13,980           863,964
Genzyme Corp.*                                                 8,400           414,456
Johnson & Johnson                                            115,312         5,957,018
King
  Pharmaceuticals, Inc.*                                       8,867           135,310
McKesson Corp.                                                11,387           366,206
Medco Health
  Solutions, Inc.*                                            10,420           354,176
Medimmune, Inc.*                                               9,764           248,006
Merck & Co., Inc.                                             86,643         4,002,907
Pfizer, Inc.                                                 297,327        10,504,563
Schering-Plough Corp.                                         58,288         1,013,628
Sigma-Aldrich Corp.                                            3,084           176,343
Watson
  Pharmaceutical, Inc.*                                        4,170           191,820
Wyeth                                                         52,356         2,222,512
                                                                        --------------
                                                                            39,890,108
                                                                        --------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                             11,660           299,312
                                                                        --------------

PREPACKAGED SOFTWARE -- 4.6%
Adobe Systems, Inc.                                            8,906           350,006
BMC Software, Inc.*                                            8,765           163,467
Citrix Systems, Inc.*                                          6,492           137,695
Computer Associates
  International, Inc.                                         22,323           610,311
Compuware Corp.*                                              13,878            83,823
Electronic Arts, Inc.*                                        11,200           535,136
Intuit, Inc.*                                                  8,010           423,809
Microsoft Corp.                                              422,128        11,625,405
Novell, Inc.*                                                 14,376           151,236
Oracle Corp.*                                                205,261         2,709,445
Peoplesoft, Inc.*                                             14,714           335,479
Siebel Systems, Inc.*                                         19,718           273,489
SunGard Data
  Systems, Inc.*                                              11,000           304,810
Symantec Corp.*                                               11,600           401,940
Veritas Software Corp.*                                       16,946           629,713
                                                                        --------------
                                                                            18,735,764
                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
                                                      --------------    --------------
REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                            16,060    $      460,119
Equity Residential                                            10,000           295,100
                                                                        --------------
                                                                               755,219
                                                                        --------------

RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                       6,492           136,592
McDonald's Corp.                                              49,177         1,221,065
Wendy's International, Inc.                                    4,375           171,675
Yum! Brands, Inc.*                                            11,298           388,651
                                                                        --------------
                                                                             1,917,983
                                                                        --------------

RETAIL -- 5.9%
AutoZone, Inc.*                                                3,554           302,836
Bed Bath & Beyond, Inc.*                                      11,850           513,698
Best Buy Co., Inc.                                            12,430           649,343
Big Lots, Inc.*                                                4,274            60,734
Circuit City Stores, Inc.                                      7,800            79,014
Costco Wholesale Corp.*                                       18,342           681,956
CVS Corp.                                                     15,303           552,744
Dillards, Inc. Cl. A                                           3,101            51,042
Dollar General Corp.                                          12,914           271,065
Family Dollar Stores, Inc.                                     6,651           238,638
Federated Department
  Stores, Inc.                                                 7,163           337,592
The Home Depot, Inc.                                          89,537         3,177,668
J.C. Penney Company, Inc.                                     10,809           284,061
Kohl's Corp.*                                                 13,123           589,748
Lowe's Companies, Inc.                                        30,082         1,666,242
The May Department
  Stores Co.                                                  11,832           343,956
Office Depot, Inc.*                                           12,665           211,632
RadioShack Corp.                                               6,905           211,845
Sears, Roebuck and Co.                                         9,829           447,121
Staples, Inc.*                                                19,673           537,073
Target Corp.                                                  36,068         1,385,011
Tiffany & Co.                                                  5,592           252,758
TJX Companies, Inc.                                           20,376           449,291
Toys R Us, Inc.*                                               7,862            99,376
Walgreen Co.                                                  40,004         1,455,346
Wal-Mart Stores, Inc.                                        168,612         8,944,867
                                                                        --------------
                                                                            23,794,657
                                                                        --------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                             14,147           320,430
Winn-Dixie Stores, Inc.                                        5,423            53,959
                                                                        --------------
                                                                               374,389
                                                                        --------------

TELEPHONE UTILITIES -- 2.2%
Alltel Corp.                                                  12,367           576,055
AT&T Corp.                                                    30,484           618,825
AT&T Wireless
  Services, Inc.*                                            107,431           858,374
BellSouth Corp.                                               71,820         2,032,506
CenturyTel, Inc.                                               5,531    $      180,421
Qwest Communications
  International, Inc.*                                        62,058           268,091
Sprint Corp. (FON Group)                                      34,605           568,214
Sprint Corp. (PCS Group)*                                     40,661           228,515
Verizon
  Communications, Inc.                                       106,829         3,747,561
                                                                        --------------
                                                                             9,078,562
                                                                        --------------

TOBACCO -- 1.2%
Altria Group, Inc.                                            78,929         4,295,316
Reynolds (R.J.)
  Tobacco Holdings, Inc.                                       3,300           191,895
UST, Inc.                                                      6,422           229,201
                                                                        --------------
                                                                             4,716,412
                                                                        --------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                   6,691           142,384
Mattel, Inc.                                                  17,189           331,232
                                                                        --------------
                                                                               473,616
                                                                        --------------

TRANSPORTATION -- 1.7%
Burlington Northern
  Santa Fe Corp.                                              15,186           491,267
Carnival Corp.                                                24,385           968,816
CSX Corp.                                                      7,965           286,262
FedEx Corp.                                                   11,503           776,453
Norfolk Southern Corp.                                        14,389           340,300
Union Pacific Corp.                                            9,817           682,085
United Parcel Service,
  Inc. Cl. B                                                  44,100         3,287,655
                                                                        --------------
                                                                             6,832,838
                                                                        --------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                           5,431           117,255
                                                                        --------------

TOTAL EQUITIES
(COST $409,021,965)                                                        400,763,101
                                                                        --------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                      --------------
SHORT-TERM INVESTMENTS -- 7.1%

CASH EQUIVALENTS -- 6.1%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                   $       67,251            67,251
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                          355,336           355,336
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                        1,066,010         1,066,010
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                   $      266,502    $      266,502
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                          266,502           266,502
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                          888,341           888,341
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                          355,336           355,336
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                        1,776,683         1,776,683
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                          177,668           177,668
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                          710,673           710,673
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                          177,668           177,668
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                        1,829,983         1,829,983
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                          977,176           977,176
Fannie Mae Discount Note
  1.062% 01/02/2004                                          533,005           533,005
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                          888,341           888,341
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                          709,209           709,209
General Electric
  Capital Corp.
  1.092% 01/05/2004                                          886,728           886,728
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                          355,337           355,337
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                          195,435           195,435
Merrill Lynch Premier
  Institutional Money
  Market Fund                                              1,222,378         1,222,378

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL           MARKET
                                                          AMOUNT            VALUE
                                                      --------------    --------------
Merrimac Money
  Market Fund                                         $    2,949,294    $    2,949,294
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                          923,876           923,876
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                          444,171           444,171
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                          444,171           444,171
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                          355,337           355,337
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                          888,341           888,341
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                          444,171           444,171
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                          533,005           533,005
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                          444,171           444,171
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                          444,171           444,171
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                          888,341           888,341
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                          177,668           177,668
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                        2,132,019         2,132,019
                                                                        --------------
                                                                            24,774,298
                                                                        --------------

REPURCHASE AGREEMENT -- 0.8%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                        3,316,949         3,316,949
                                                                        --------------

U.S. TREASURY BILLS -- 0.2%
U.S. Treasury Bill***
  0.892% 01/22/2004                                   $      590,000    $      589,694
                                                                        --------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                         28,680,941
                                                                        --------------

TOTAL INVESTMENTS -- 106.0%
(COST $437,702,906)****                                                    429,444,042

OTHER ASSETS/
(LIABILITIES) -- (6.0%)                                                    (24,332,363)
                                                                        --------------

NET ASSETS -- 100.0%                                                    $  405,111,679
                                                                        ==============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
*** This security is held as collateral for open futures contracts. (NOTE 2). **** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $3,317,082. Collateralized by U.S. Government Agency obligation with a rate of 3.375%, maturity date of 10/25/2024, and aggregate market value, including accrued interest, of $3,482,797.

    The accompanying notes are an integral part of the financial statements.

MML EQUITY INDEX FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                  DECEMBER 31, 2003
                                                                                                  -----------------
ASSETS:
        Investments, at value (cost $409,021,965) (NOTE 2)                                        $     400,763,101
        Short-term investments, at amortized cost (NOTE 2)                                               28,680,941
                                                                                                  -----------------
            Total Investments (including securities on loan with market values of $23,859,580)          429,444,042
        Cash                                                                                                  1,521
        Receivables from:
            Fund shares sold                                                                                 86,877
            Interest and dividends                                                                          578,137
            Variation margin on open futures contracts (NOTE 2)                                              10,144
                                                                                                  -----------------
                 Total assets                                                                           430,120,721
                                                                                                  -----------------
LIABILITIES:
        Payables for:
            Fund shares repurchased                                                                         106,845
            Securities on loan (NOTE 2)                                                                  24,774,298
            Directors' fees and expenses (NOTE 3)                                                            22,218
            Affiliates (NOTE 3):
                 Investment management fees                                                                  35,497
                 Administration fees                                                                         38,500
        Accrued expense and other liabilities                                                                31,684
                                                                                                  -----------------
                 Total liabilities                                                                       25,009,042
                                                                                                  -----------------
        NET ASSETS                                                                                $     405,111,679
                                                                                                  =================

NET ASSETS CONSIST OF:
        Paid-in capital                                                                           $     423,296,147
        Distributions in excess of net investment income                                                    (12,524)
        Accumulated net realized loss on investments and futures contracts                              (10,002,471)
        Net unrealized depreciation on investments and futures contracts                                 (8,169,473)
                                                                                                  -----------------
                                                                                                  $     405,111,679
                                                                                                  =================

NET ASSETS:
        Class I                                                                                   $      78,596,846
                                                                                                  =================
        Class II                                                                                  $     188,869,092
                                                                                                  =================
        Class III                                                                                 $     137,645,741
                                                                                                  =================

SHARES OUTSTANDING:
        Class I                                                                                           5,731,716
                                                                                                  =================
        Class II                                                                                         13,786,088
                                                                                                  =================
        Class III                                                                                        10,066,417
                                                                                                  =================

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class I                                                                                   $           13.71
                                                                                                  =================
        Class II                                                                                  $           13.70
                                                                                                  =================
        Class III                                                                                 $           13.67
                                                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                     YEAR ENDED
                                                                                                  DECEMBER 31, 2003
                                                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                 $       6,066,422
        Interest (including securities lending income of $18,585)                                            82,838
                                                                                                  -----------------
                  Total investment income                                                                 6,149,260
                                                                                                  -----------------

EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                                 340,276
        Custody fees                                                                                         44,862
        Audit and legal fees                                                                                 28,399
        Directors' fees (NOTE 3)                                                                             22,327
        Shareholder reporting fees                                                                           17,455
        Trustee reporting                                                                                    13,447
                                                                                                  -----------------
                                                                                                            466,766

        Administration fees (NOTE 3):
            Class I                                                                                         194,500
            Class II                                                                                        286,796
            Class III                                                                                        62,249
                                                                                                  -----------------
                Total expenses                                                                            1,010,311
        Class II Administration fees waived (NOTE 3)                                                       (120,756)
        Class III Administration fees waived (NOTE 3)                                                       (62,249)
                                                                                                  -----------------
            Net expenses                                                                                    827,306
                                                                                                  -----------------
            NET INVESTMENT INCOME                                                                         5,321,954
                                                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                                                      (3,222,941)
            Closed futures contracts                                                                        703,959
                                                                                                  -----------------
                Net realized loss                                                                        (2,518,982)
                                                                                                  -----------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                                                  83,837,371
            Open futures contracts                                                                          168,388
                                                                                                  -----------------
                Net unrealized gain                                                                      84,005,759
                                                                                                  -----------------
                NET REALIZED AND UNREALIZED GAIN                                                         81,486,777
                                                                                                  -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      86,808,731
                                                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                               -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                  $       5,321,954     $       4,425,345
        Net realized loss on investment transactions and futures contracts            (2,518,982)           (6,976,365)
        Net change in unrealized appreciation (depreciation) on investments
           and futures contracts                                                      84,005,759           (81,724,466)
                                                                               -----------------     -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           86,808,731           (84,275,486)
                                                                               -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class I                                                                         (913,733)             (721,177)
        Class II                                                                      (2,486,104)           (1,859,859)
        Class III                                                                     (1,931,671)           (1,828,852)
                                                                               -----------------     -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                            (5,331,508)           (4,409,888)
                                                                               -----------------     -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class I                                                                        4,695,413            (3,810,392)
        Class II                                                                      26,828,374            84,771,905
        Class III                                                                     (7,355,331)           (3,569,862)
                                                                               -----------------     -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   24,168,456            77,391,651
                                                                               -----------------     -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                      105,645,679           (11,293,723)

NET ASSETS:
        Beginning of year                                                            299,466,000           310,759,723
                                                                               -----------------     -----------------
        End of year (including distributions in excess of net investment income of $12,524 and undistributed net investment income of
           $12,132, respectively)                                              $     405,111,679     $     299,466,000
                                                                               =================     =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           CLASS I
                                                                                           -------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.83     $    14.14     $    16.27     $    18.13     $    15.26
                                                           ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.16***        0.14***        0.14***        0.16***        0.09
  Net realized and unrealized gain (loss) on investments         2.88          (3.31)         (2.14)         (1.88)          3.01
                                                           ----------     ----------     ----------     ----------     ----------
       Total income (loss) from investment operations            3.04          (3.17)         (2.00)         (1.72)          3.10
                                                           ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.16)         (0.14)         (0.07)         (0.14)         (0.09)
  From net realized gains                                           -              -          (0.06)             -          (0.14)
                                                           ----------     ----------     ----------     ----------     ----------
       Total distributions                                      (0.16)         (0.14)         (0.13)         (0.14)         (0.23)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    13.71     $    10.83     $    14.14     $    16.27     $    18.13
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(a)                                                 28.08%        (22.46)%       (12.32)%        (9.53)%        20.32%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                        $   78,597     $   58,454     $   81,535     $   82,798     $   95,049
  Ratio of expenses to average daily net assets:
     Before expense waiver                                       0.44%          0.44%          0.45%          0.45%          0.50%
     After expense waiver#                                        N/A            N/A            N/A           0.45%           N/A
  Net investment income to average daily net assets              1.37%          1.16%          0.92%          0.89%          0.92%
  Portfolio turnover rate                                           5%             6%             5%             3%             3%

                                                                                      CLASS II
                                                                                      --------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                            12/31/03         12/31/02         12/31/01         12/31/00+
                                                           ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.82       $    14.13       $    16.26       $      17.96
                                                           ----------       ----------       ----------       ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.19***          0.17***          0.16***            0.13***
  Net realized and unrealized gain (loss) on investments         2.87            (3.32)           (2.14)             (1.68)
                                                           ----------       ----------       ----------       ------------
       Total income (loss) from investment operations            3.06            (3.15)           (1.98)             (1.55)
                                                           ----------       ----------       ----------       ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.18)           (0.16)           (0.09)             (0.15)
  From net realized gains                                           -                -            (0.06)                 -
                                                           ----------       ----------       ----------       ------------
       Total distributions                                      (0.18)           (0.16)           (0.15)             (0.15)
                                                           ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                             $    13.70       $    10.82       $    14.13       $      16.26
                                                           ==========       ==========       ==========       ============
TOTAL RETURN(a)                                                 28.31%          (22.29)%         (12.18)%            (8.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                        $  188,869       $  125,942       $   74,636       $     56,998
  Ratio of expenses to average daily net assets:
     Before expense waiver                                       0.33%            0.33%            0.34%              0.34%*
     After expense waiver##                                      0.25%            0.26%            0.29%              0.29%*
  Net investment income to average daily net assets              1.56%            1.37%            1.08%              1.10%*
  Portfolio turnover rate                                           5%               6%               5%                 3%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000 AND THE YEARS ENDED DECEMBER 31, 2001, 2002 AND 2003.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS III
                                                                                      ---------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                            12/31/03         12/31/02         12/31/01         12/31/00+
                                                           ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.80       $    14.10       $    16.27       $      17.96
                                                           ----------       ----------       ----------       ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.20***          0.18***          0.19***            0.15***
  Net realized and unrealized gain (loss) on investments         2.86            (3.31)           (2.19)             (1.67)
                                                           ----------       ----------       ----------       ------------
       Total income (loss) from investment operations            3.06            (3.13)           (2.00)             (1.52)

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.19)           (0.17)           (0.11)             (0.17)
  From net realized gains                                           -                -            (0.06)                 -
                                                           ----------       ----------       ----------       ------------
     Total distributions                                        (0.19)           (0.17)           (0.17)             (0.17)
                                                           ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                             $    13.67       $    10.80       $    14.10       $      16.27
                                                           ==========       ==========       ==========       ============
TOTAL RETURN(a)                                                 28.38%          (22.18)%         (12.30)%            (8.50)%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                        $  137,646       $  115,070       $  154,588       $     34,111
  Ratio of expenses to average daily net assets:
     Before expense waiver                                       0.19%            0.19%            0.20%              0.20%*
     After expense waiver##                                      0.14%            0.14%            0.15%              0.15%*
  Net investment income to average daily net assets              1.67%            1.46%            1.32%              1.25%*
  Portfolio turnover rate                                           5%               6%               5%                 3%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
+ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000 AND THE YEARS ENDED DECEMBER 31, 2001, 2002 AND 2003.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MML SMALL CAP EQUITY FUND?

The objective of the Fund is to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies (those with market capitalizations consistent with companies in the Russell 2000 Index), using a value-oriented investment strategy.

HOW DID THE FUND PERFORM DURING 2003?

For the 12 months ending December 31, 2003, the Fund's shares returned 31.29%, trailing the 47.26% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The U.S. stock market rallied during the third quarter on increased optimism about the outlook for the economy and corporate earnings. Following a trend established earlier in the year, investors continued to embrace market risk, small stocks and growth investing. Both the market surge and the aforementioned investor sentiment continued into the fourth quarter. For the full year, small-cap stocks outperformed their large-cap counterparts by approximately 20%. Although exposure to equities during the year added value irrespective of asset class or style segmentation, investments in high-risk stocks with exposure to the economic cycle generated the highest returns in all investment styles, most notably the small-cap space.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The fourth quarter of 2003 and the full year were challenging for the portfolio. Our investment approach emphasizes stock selection to identify which companies possess the appropriate combination of compelling fundamentals and sustainable competitive advantages to position them for above-average growth. These process characteristics were not rewarded in the 2003 equity market rebound, which favored areas of the market that exhibited the weakest fundamentals and highest risk profiles. Despite these market realities, the portfolio was able to capture a portion of the strong sentiment for small-cap stocks and close the year with extremely strong absolute results.

Stock selection in the consumer discretionary and technology sectors detracted from results during much of 2003, but performance for both sectors picked up in the fourth quarter, as the portfolio realized gains from semiconductor companies in technology and media companies in consumer discretionary. The consumer discretionary sector is an area in which the portfolio typically holds an underweight position due to the inability to identify sustainable competitive advantages among the traditional retail companies that comprise a large part of this sector. This underweight position and the relative underperformance of the portfolio's consumer holdings hampered the Fund's 2003 results.

On a positive note, the portfolio realized strong gains in both the third and fourth quarters from health care holdings. Additionally, financial services companies experienced a modest correction during the fourth quarter, but generally were strong performers in 2003.

WHAT IS YOUR OUTLOOK?

The equity market currently has tremendous momentum and until it is impacted by another force, such as rising bond yields, it will likely remain on its current path. However, it should be noted that this is currently the consensus forecast, and therefore it is likely already priced into the market. In 2004, interest rates could be the big story. If they do not go up much, 2004 could be a big up year for equities. If they rise sharply, the opposite could be true.

                            MML SMALL CAP EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

     Carlisle Companies, Inc.
     Arbitron, Inc.
     Cognex Corp.
     IPC Holdings Limited
     Teleflex, Inc.
     Roper Industries, Inc.
     Jefferies Group, Inc.
     Webster Financial Corp.
     Technitrol, Inc.
     Eaton Vance Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index

MML SERIES INVESTMENT FUND
TOTAL RETURN

                                                       FIVE YEAR          SINCE INCEPTION
                                 ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
                             1/1/03 - 12/31/03     1/1/99 - 12/31/03     6/1/98 - 12/31/03
MML Small Cap
Equity Fund                        31.29%               6.11%                  2.48%
------------------------------------------------------------------------------------------
Russell 2000 Index                 47.26%               7.13%                  5.00%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                MML SMALL CAP EQUITY FUND       RUSSELL 2000 INDEX
6/1/98                           $ 10,000                 $ 10,000
12/1/98                          $  8,522                 $  9,307
12/1/99                          $  8,433                 $ 11,286
12/1/2000                        $  9,583                 $ 10,945
12/1/2001                        $  9,904                 $ 11,217
12/2/2002                        $  8,732                 $  8,919
12/3/2003                        $ 11,464                 $ 13,134

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                         NUMBER OF           MARKET
                                                          SHARES             VALUE
                                                      --------------     --------------
EQUITIES -- 90.9%
AIR TRANSPORTATION -- 1.1%
SkyWest, Inc.                                                 53,100     $      962,172
                                                                         --------------

BANKING, SAVINGS & LOANS -- 7.2%
First Niagara Financial
  Group, Inc.                                                 56,300            839,433
First Republic Bank                                           35,600          1,274,480
First State Bancorp.                                          11,300            392,675
Pacific Capital Bancorp                                       47,266          1,740,334
Webster Financial Corp.                                       41,980          1,925,203
                                                                         --------------
                                                                              6,172,125
                                                                         --------------

BROADCASTING, PUBLISHING & PRINTING -- 2.9%
Gray Television, Inc.                                         87,300          1,319,976
Lin TV Corp. Cl. A*                                           46,200          1,192,422
                                                                         --------------
                                                                              2,512,398
                                                                         --------------

BUILDING MATERIALS & CONSTRUCTION -- 1.5%
ElkCorp                                                       49,100          1,310,970
                                                                         --------------

COMMERCIAL SERVICES -- 6.4%
ADVO, Inc.                                                    57,900          1,838,904
Arbitron, Inc.*                                               56,800          2,369,696
National Processing, Inc.*                                    53,200          1,252,860
                                                                         --------------
                                                                              5,461,460
                                                                         --------------

COMMUNICATIONS -- 1.4%
CT Communications, Inc.                                       41,900            565,650
Inet Technologies, Inc.*                                      48,600            583,200
                                                                         --------------
                                                                              1,148,850
                                                                         --------------

COMPUTER RELATED SERVICES -- 1.6%
eSpeed, Inc. Cl. A*                                           59,800          1,399,918
                                                                         --------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 14.2%
Baldor Electric Co.                                           37,300            852,305
Cognex Corp.                                                  82,300          2,324,152
Methode Electronics,
  Inc. Cl. A                                                  27,700            338,771
Micrel, Inc.*                                                115,900          1,805,722
Mykrolis Corp.*                                               94,800          1,524,384
Newport Corp.*                                                43,100            712,443
Rogers Corp.*                                                 14,200            626,504
Technitrol, Inc.*                                             92,200          1,912,228
Teleflex, Inc.                                                42,900          2,073,357
                                                                         --------------
                                                                             12,169,866
                                                                         --------------

ENERGY -- 5.4%
Rowan Companies, Inc.*                                        64,500          1,494,465
Tidewater, Inc.                                               23,900            714,132
Unit Corp.*                                                   62,500          1,471,875
W-H Energy Services, Inc.*                                    60,500            980,100
                                                                         --------------
                                                                              4,660,572
                                                                         --------------

FINANCIAL SERVICES -- 8.9%
Chittenden Corp.                                              51,100     $    1,719,004
Eaton Vance Corp.                                             51,900          1,901,616
Fidelity Bankshares, Inc.                                     39,600          1,243,440
Jefferies Group, Inc.                                         60,000          1,981,200
Stewart (W.P.) & Co. Limited                                  38,600            831,058
                                                                         --------------
                                                                              7,676,318
                                                                         --------------

FOODS -- 0.7%
Performance Food
  Group Co.*                                                  16,300            589,571
                                                                         --------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.5%
Fossil, Inc.*                                                 17,600            492,976
Miller (Herman), Inc.                                         33,100            803,337
                                                                         --------------
                                                                              1,296,313
                                                                         --------------

INDUSTRIAL - DIVERSIFIED -- 3.7%
Carlisle Companies, Inc.                                      51,700          3,146,462
                                                                         --------------

INSURANCE -- 8.6%
Aspen Insurance
  Holdings Limited*                                            2,500             62,025
The Commerce Group, Inc.                                      42,600          1,682,700
HCC Insurance Holdings, Inc.                                  38,500          1,224,300
Infinity Property &
  Casualty Corp.                                              43,000          1,421,150
IPC Holdings Limited                                          55,100          2,145,594
Philadelphia Consolidated
  Holding Corp.*                                              17,600            859,408
                                                                         --------------
                                                                              7,395,177
                                                                         --------------

MACHINERY & COMPONENTS -- 10.7%
Actuant Corp. Cl. A*                                          24,200            876,040
Hardinge, Inc.                                                60,450            700,011
Helix Technology Corp.                                        91,000          1,872,780
IDEX Corp.                                                    30,200          1,256,018
Kaydon Corp.                                                  61,200          1,581,408
Regal-Beloit Corp.                                            39,500            869,000
Roper Industries, Inc.                                        41,400          2,039,364
                                                                         --------------
                                                                              9,194,621
                                                                         --------------

MEDICAL SUPPLIES -- 4.1%
Coherent, Inc.*                                               77,700          1,849,260
Dionex Corp.*                                                 36,200          1,665,924
                                                                         --------------
                                                                              3,515,184
                                                                         --------------

PHARMACEUTICALS -- 4.2%
Pharmaceutical
  Resources, Inc.*                                            11,300            736,195
Taro Pharmaceutical
  Industries Limited*                                         22,700          1,464,150
Valeant Pharmaceuticals
  International                                               56,800          1,428,520
                                                                         --------------
                                                                              3,628,865
                                                                         --------------

RESTAURANTS -- 1.1%
RARE Hospitality
  International, Inc.*                                        39,500     $      965,380
                                                                         --------------

RETAIL -- 1.3%
Michaels Stores, Inc.                                         25,400          1,122,680
                                                                         --------------

TRANSPORTATION -- 4.4%
Heartland Express, Inc.                                       67,810          1,640,324
Landstar System, Inc.*                                        27,600          1,049,904
Quality Distribution, Inc.*                                    9,700            189,635
Robinson (C.H.)
  Worldwide, Inc.                                             22,800            864,348
                                                                         --------------
                                                                              3,744,211
                                                                         --------------

TOTAL EQUITIES
(COST $62,544,860)                                                           78,073,113
                                                                         --------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                      --------------
SHORT-TERM INVESTMENTS -- 11.8%

CASH EQUIVALENTS -- 3.3%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                   $        7,734              7,734
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                           40,866             40,866
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                          122,598            122,598
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                           30,649             30,649
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                           30,649             30,649
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                          102,165            102,165
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                           40,866             40,866
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                          204,330            204,330
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                           20,433             20,433

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL           MARKET
                                                          AMOUNT            VALUE
                                                      --------------    --------------
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                   $       81,732    $       81,732
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                           20,433            20,433
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                          210,460           210,460
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                          112,381           112,381
Fannie Mae Discount Note
  1.062% 01/02/2004                                           61,299            61,299
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                          102,165           102,165
Freddie Mac Discount Note
  1.062% 01/27/2004                                           81,563            81,563
General Electric
  Capital Corp.
  1.092% 01/05/2004                                          101,979           101,979
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                           40,866            40,866
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                           22,476            22,476
Merrill Lynch
  Premier Institutional
  Money Market Fund                                          140,581           140,581
Merrimac
  Money Market Fund                                          339,188           339,188
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                          106,251           106,251
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                           51,082            51,082
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                           51,082            51,082
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                           40,866            40,866
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                          102,165           102,165
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                           51,082            51,082
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                   $       61,299    $       61,299
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                           51,082            51,082
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                           51,082            51,082
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                          102,165           102,165
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                           20,433            20,433
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                          245,198           245,198
                                                                        --------------
                                                                             2,849,200
                                                                        --------------

REPURCHASE AGREEMENT -- 8.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/03, 0.72%,
  due 01/02/2004(a)                                        7,289,605         7,289,605
                                                                        --------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                         10,138,805
                                                                        --------------

TOTAL INVESTMENTS -- 102.7%
(COST $72,683,665)***                                                       88,211,918

OTHER ASSETS/
(LIABILITIES) -- (2.7%)                                                     (2,307,847)
                                                                        --------------

NET ASSETS -- 100.0%                                                    $   85,904,071
                                                                        ==============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $7,289,897. Collateralized by U.S. Government Agency obligation with a rate of 2.924%, maturity date of 10/01/2033, and an aggregate market value, including accrued interest, of $7,654,477.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                  DECEMBER 31, 2003
                                                                                                  -----------------
ASSETS:
        Investments, at value (cost $62,544,860) (NOTE 2)                                         $      78,073,113
        Short-term investments, at amortized cost (NOTE 2)                                               10,138,805
                                                                                                  -----------------
            Total Investments (including securities on loan with market values of $2,729,085)            88,211,918
        Cash                                                                                                743,976
        Receivables from:
            Investments sold                                                                              1,578,954
            Fund shares sold                                                                                 36,405
            Interest and dividends                                                                           36,988
                                                                                                  -----------------
                 Total assets                                                                            90,608,241
                                                                                                  -----------------

LIABILITIES:
        Payables for:
            Investments purchased                                                                         1,745,841
            Fund shares repurchased                                                                          28,860
            Securities on loan (NOTE 2)                                                                   2,849,200
            Directors' fees and expenses (NOTE 3)                                                             6,223
            Affiliates (NOTE 3):
                 Investment management fees                                                                  50,076
        Accrued expense and other liabilities                                                                23,970
                                                                                                  -----------------
                 Total liabilities                                                                        4,704,170
                                                                                                  -----------------
        NET ASSETS                                                                                $      85,904,071
                                                                                                  =================

NET ASSETS CONSIST OF:
        Paid-in capital                                                                           $      71,184,111
        Distributions in excess of net investment income                                                     (5,072)
        Accumulated net realized loss on investments                                                       (803,221)
        Net unrealized appreciation on investments                                                       15,528,253
                                                                                                  -----------------
                                                                                                  $      85,904,071
                                                                                                  =================
SHARES OUTSTANDINGS:                                                                                      7,710,033
                                                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:                                   $           11.14
                                                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                     YEAR ENDED
                                                                                                  DECEMBER 31, 2003
                                                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                 $         633,339
        Interest (including securities lending income of $6,285)                                             23,089
                                                                                                  -----------------
                 Total investment income                                                                    656,428
                                                                                                  -----------------

EXPENSES:
        Investment management fees (NOTE 3)                                                                 457,956
        Audit and legal fees                                                                                 21,343
        Custody fees                                                                                         14,500
        Trustee reporting                                                                                    13,446
        Directors' fees (NOTE 3)                                                                              4,600
        Shareholder reporting fees                                                                            3,555
                                                                                                  -----------------
                 Total expenses                                                                             515,400
        Fees paid indirectly (NOTE 3)                                                                          (294)
                                                                                                  -----------------
            Net expenses                                                                                    515,106
                                                                                                  -----------------
            NET INVESTMENT INCOME                                                                           141,322
                                                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                                                      2,035,667
        Net change in unrealized appreciation (depreciation) on investments                              17,469,139
                                                                                                  -----------------
                 NET REALIZED AND UNREALIZED GAIN                                                        19,504,806
                                                                                                  -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      19,646,128
                                                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                               -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                  $         141,322     $         158,664
        Net realized gain (loss) on investment transactions                            2,035,667              (396,627)
        Net change in unrealized appreciation (depreciation) on investments           17,469,139            (8,728,340)
                                                                               -----------------     -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           19,646,128            (8,966,303)
                                                                               -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income                                                      (142,999)             (157,182)
NET FUND SHARE TRANSACTIONS (NOTE 5)                                                   4,892,753            13,536,029
                                                                               -----------------     -----------------
        TOTAL INCREASE IN NET ASSETS                                                  24,395,882             4,412,544

NET ASSETS:
        Beginning of year                                                             61,508,189            57,095,645
                                                                               -----------------     -----------------
        End of year (including distributions in excess of net investment income of $5,072 and undistributed net investment income of
           $7,241, respectively)                                               $      85,904,071     $      61,508,189
                                                                               =================     =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     8.50     $     9.67     $     9.40     $     8.34     $     8.49
                                                           ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.02           0.02           0.05           0.08           0.07
  Net realized and unrealized gain (loss) on investments         2.64          (1.17)          0.27           1.06          (0.15)
                                                           ----------     ----------     ----------     ----------     ----------
       Total income (loss) from investment operations            2.66          (1.15)          0.32           1.14          (0.08)
                                                           ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.02)         (0.02)         (0.05)         (0.08)         (0.07)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.14     $     8.50     $     9.67     $     9.40     $     8.34
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(a)                                                 31.29%        (11.84)%         3.36%         13.63%         (1.04)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                        $   85,904     $   61,508     $   57,096     $   42,661     $   20,137
  Ratio of expenses to average daily net assets:
     Before expense waiver                                       0.73%          0.77%          0.69%          0.80%          1.07%
     After expense waiver#                                       0.73%(b)       0.76%(b)        N/A           0.76%          0.75%
  Net investment income to average daily net assets              0.20%          0.25%          0.59%          1.12%          1.13%
  Portfolio turnover rate                                          43%            44%            97%            65%            41%

# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND, FOR THE YEARS ENDED DECEMBER 31, 1999, 2000 AND 2002.
(a) TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. THE FUND                   MML Series Investment Fund ("MML Trust") is
                              registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Equity Index Fund ("Equity Index
                              Fund") and MML Small Cap Equity Fund ("Small Cap
                              Equity Fund").

                              The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

                              The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2. SIGNIFICANT ACCOUNTING     The following is a summary of significant
   POLICIES                   accounting policies followed consistently by each
                              Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     INVESTMENT VALUATION     Equity securities are valued on the basis of
                              valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market
                              System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

                              Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

       SECURITIES LENDING     Each Fund may lend its securities to qualified
                              brokers; however, securities lending cannot exceed
                              33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
                              The Funds receive compensation for lending their securities. At December 31, 2003, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                                             SECURITIES ON LOAN        COLLATERAL
                                                             ------------------      --------------
                              Equity Index Fund              $       23,859,580      $   24,774,298
                              Small Cap Equity Fund                   2,729,085           2,849,200

    REPURCHASE AGREEMENTS     Each Fund may enter into repurchase agreements
                              with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

           ACCOUNTING FOR     Investment transactions are accounted for on the
              INVESTMENTS     trade date. Realized gains and losses on sales of
                              investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

       FEDERAL INCOME TAX     It is each Fund's intent to continue to comply
                              with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the
                              "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

            DIVIDENDS AND     Dividends from net investment income and
         DISTRIBUTIONS TO     distributions of any net realized capital gains of
             SHAREHOLDERS     each Fund are declared and paid annually and at
                              other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date.
                              Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

                              Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

                              During the year ended December 31, 2003, the following amounts were reclassified due to differences between book and tax accounting:

                                                                             ACCUMULATED
                                                                             NET REALIZED        UNDISTRIBUTED
                                                            PAID-IN            GAIN ON           NET INVESTMENT
                                                            CAPITAL          INVESTMENTS             (LOSS)
                                                           ---------         ------------        ---------------
                              Equity Index Fund            $ (1,987)         $    17,089         $      (15,102)
                              Small Cap Equity Fund          (6,164)              16,800                (10,636)

         FOREIGN CURRENCY     The books and records of the Funds are maintained
              TRANSLATION     in U.S. dollars. The market values of foreign
                              currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The
                              Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

                              Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

          FORWARD FOREIGN     Each Fund may enter into forward foreign currency
       CURRENCY CONTRACTS     contracts in order to hedge the effect of currency
                              movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
                              The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

                              Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

                              The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                              At December 31, 2003, the Funds had no open forward foreign currency contracts.

      FORWARD COMMITMENTS     Each Fund may purchase or sell securities on a
                              "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments.
                              The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
                              Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

                              At December 31, 2003, the Funds had no open forward commitments.

        FINANCIAL FUTURES     The Funds may purchase or sell financial futures
                CONTRACTS     contracts and options on such futures contracts
                              for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                              A summary of open futures contracts for the Equity Index Fund at December 31, 2003, is as follows:

                                                                                                    NOTIONAL
                              NUMBER OF                                                             CONTRACT       NET UNREALIZED
                              CONTRACTS                       TYPE             EXPIRATION DATE        VALUE         APPRECIATION
                              ---------                   -------------        ---------------     -----------     --------------
                              MML EQUITY INDEX FUND
                              BUYS
                              14                          S&P 500 Index           03/18/04         $ 3,887,100        $ 89,391

            ALLOCATION OF     In maintaining the records for the Equity Index
       OPERATING ACTIVITY     Fund, the income and expense accounts are
                              allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations.
                              Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT FEES AND
   OTHER TRANSACTIONS

    INVESTMENT MANAGEMENT     Under agreements between the Trust and MassMutual
                      FEE     on behalf of each Fund, MassMutual is responsible
                              for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based on the following annual rates.

                              For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

                              For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.65% of the first $100,000,000, 0.60% of the next
                              $100,000,000, 0.55% of the next $300,000,000 and
                              0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

                              MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as the Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets under management of the Fund.

                              MassMutual has also entered into an investment sub-advisory agreement with Northern Trust Investments, Inc. ("Northern Trust") for the Equity Index Fund. Prior to January 31, 2003, Deutsche Asset Management, Inc. managed the investment and reinvestment of the assets of the Equity Index Fund. MassMutual pays a sub-advisory fee to Northern Trust based upon the aggregate net assets under management which include (1) the average daily net assets of the Equity Index Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Northern Trust provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

         ADMINISTRATION &     For the Equity Index Fund, under a separate
      SHAREHOLDER SERVICE     administrative and shareholder services agreement
                     FEES     between the Fund and MassMutual, MassMutual
                              provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next
                              $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

          EXPENSE WAIVERS     For the Small Cap Equity Fund, MassMutual has
                              agreed, at least through April 30, 2004, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

                              For Class II of the Equity Index Fund, MassMutual has agreed, through April 30, 2004, to bear the expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) to the extent that total operating expenses, as a percentage of average daily net assets, exceed 0.26%. For Class III, MassMutual has agreed, at least through April 30, 2004, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class III shares.

       EXPENSE REDUCTIONS     The Small Cap Equity Fund has entered into an
                              agreement with certain brokers whereby the brokers will rebate a portion of brokerage commissions.
                              The amount earned by the Fund under such an agreement is presented as a reduction of the expenses in the statement of operations. For the year ended December 31, 2003, expenses were reduced under this agreement as follows:

                                                                            REDUCTION
                                                                            ---------
                              Small Cap Equity Fund                         $     294

                    OTHER Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

    DEFERRED COMPENSATION     Trustees of the Funds that are not employees of
                              MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation
                              Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

                              For the year ended December 31, 2003, no significant amounts have been deferred.

4. PURCHASES AND SALES OF     Cost of purchases and proceeds from sales of
   INVESTMENTS                investment securities (excluding short-term
                              investments) for the year ended December 31, 2003, were as follows:

                                                                       LONG-TERM U.S.            OTHER LONG-TERM
                                                                    GOVERNMENT SECURITIES          SECURITIES
                                                                    ---------------------        ---------------
                PURCHASES
                              Equity Index Fund                                 $      -         $    40,283,941
                              Small Cap Equity Fund                                    -              28,414,618
                    SALES
                              Equity Index Fund                                 $      -         $    15,506,654
                              Small Cap Equity Fund                                    -              27,968,231

5. CAPITAL SHARE              The Funds are authorized to issue an unlimited
   TRANSACTIONS               number of shares, with no par value in each class
                              of shares. Changes in shares outstanding for each Fund are as follows:

                                              YEAR ENDED DECEMBER 31, 2003        YEAR ENDED DECEMBER 31, 2002
                                                SHARES            AMOUNT            SHARES            AMOUNT
                                            --------------    --------------    --------------    --------------
   EQUITY INDEX FUND CLASS I
      Sold                                       1,373,601    $   16,523,967           961,983    $   12,023,695
      Issued as reinvestment of dividends           66,793           913,733            65,861           721,177
      Redeemed                                  (1,104,652)      (12,742,287)       (1,398,421)      (16,555,264)
                                            --------------    --------------    --------------    --------------
      Net increase (decrease)                      335,742    $    4,695,413          (370,577)   $   (3,810,392)
                                            ==============    ==============    ==============    ==============

   EQUITY INDEX FUND CLASS II
      Sold                                       3,785,872    $   45,312,735         7,799,054    $  102,342,173
      Issued as reinvestment of dividends          181,866         2,486,104           170,161         1,859,859
      Redeemed                                  (1,822,195)      (20,970,465)       (1,610,711)      (19,430,127)
                                            --------------    --------------    --------------    --------------
      Net increase (decrease)                    2,145,543    $   26,828,374         6,358,504    $   84,771,905
                                            ==============    ==============    ==============    ==============

   EQUITY INDEX FUND CLASS III
      Sold                                         766,101    $    8,254,570           294,010    $    3,519,102
      Issued as reinvestment of dividends          141,618         1,931,671           167,631         1,828,852
      Redeemed                                  (1,499,750)      (17,541,572)         (767,033)       (8,917,816)
                                            --------------    --------------    --------------    --------------
      Net increase (decrease)                     (592,031)   $   (7,355,331)         (305,392)   $   (3,569,862)
                                            ==============    ==============    ==============    ==============

   SMALL CAP EQUITY FUND
      Sold                                       1,543,870    $   14,782,305         4,033,669    $   38,752,010
      Issued as reinvestment of dividends           12,718           142,999            18,417           157,182
      Redeemed                                  (1,081,987)      (10,032,551)       (2,722,806)      (25,373,163)
                                            --------------    --------------    --------------    --------------
      Net increase (decrease)                      474,601    $    4,892,753         1,329,280    $   13,536,029
                                            ==============    ==============    ==============    ==============

6. FOREIGN SECURITIES         The Funds may also invest in foreign securities,
                              subject to certain percentage restrictions.
                              Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX         At December 31, 2003, the cost of securities and
   INFORMATION                the unrealized appreciation (depreciation) in the
                              value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                                              FEDERAL          TAX BASIS         TAX BASIS        NET UNREALIZED
                                                             INCOME TAX        UNREALIZED        UNREALIZED       APPRECIATION/
                                                                COST          APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                                           --------------    --------------    --------------    ---------------
                              Equity Index Fund            $  440,965,571    $   38,996,301    $  (50,517,830)    $  (11,521,529)
                              Small Cap Equity Fund            73,363,864        16,402,455        (1,554,401)        14,848,054

                              At December 31, 2003, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                            EXPIRING            EXPIRING
                                                              2010                2011
                                                           -----------         ---------
                              Equity Index Fund            $ 6,501,477         $ 144,729
                              Small Cap Equity Fund            123,022                 -

                              Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

                              Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                              ORDINARY         LONG TERM         RETURN OF
                                                               INCOME         CAPITAL GAIN        CAPITAL
                                                           --------------    --------------    --------------
                              Equity Index Fund            $    5,331,508    $            -    $            -
                              Small Cap Equity Fund               142,999                 -                 -

                              At December 31, 2003, the components of
                              distributable earnings on a tax basis were as follows:

                                                           UNDISTRIBUTED             LONG TERM              UNREALIZED
                                                             ORDINARY              CAPITAL GAIN/           APPRECIATION
                                                              INCOME         (CAPITAL LOSS CARRYOVER)     (DEPRECIATION)
                                                           --------------    ------------------------     --------------
                              Equity Index Fund            $            -         $    (10,002,471)       $  (8,169,473)
                              Small Cap Equity Fund                     -                 (803,221)          15,528,253

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MML SERIES INVESTMENT FUND
We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the MML Equity Index Fund and the MML Small Cap Equity Fund (collectively the "Funds") which are components of the MML Series Investment Fund ("The MML Trust"), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2003 and 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the MML Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2003, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

                              The following table lists the Trust's trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

            DISINTERESTED                                      TERM                              NUMBER OF
                 TRUSTEES                                   OF OFFICE**                        PORTFOLIOS IN
                                                               AND                                 FUND
                                               POSITION(S)    LENGTH          PRINCIPAL           COMPLEX             OTHER
                              NAME, ADDRESS*,   HELD WITH    OF TIME     OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
                                  AND AGE         TRUST       SERVED         PAST 5 YEARS         TRUSTEE        HELD BY TRUSTEE
                              ---------------  -----------  -----------  --------------------  -------------  ----------------------
                              Ronald J. Abdow  Trustee of   Since 1993   President, Abdow           46        Trustee, Abdow G&R
                              Age: 71          the Trust                 Corporation                          Trust and Abdow G&R
                                                                         (operator of                         Co. (owners and
                                                                         restaurants).                        operators or
                                                                                                              restaurant
                                                                                                              properties); Chairman,
                                                                                                              Western Mass
                                                                                                              Development Corp.;
                                                                                                              Chairman, American
                                                                                                              International College;
                                                                                                              Trustee (since 2002),
                                                                                                              Oppenheimer Tremont
                                                                                                              Market Neutral Fund
                                                                                                              LLC, Oppenheimer
                                                                                                              Tremont Opportunity
                                                                                                              Fund LLC and
                                                                                                              Oppenheimer Real
                                                                                                              Estate Fund.

                              Richard H.       Trustee of   Since 1999   Retired.                   46        Director, Applera
                              Ayers            the Trust                                                      Corporation; Director
                              Age: 60                                                                         (since 2002), Instron
                                                                                                              Corporation.

                              Mary E. Boland   Trustee of   Since 1973   Attorney at Law,           46        Director (since 1999),
                              Age: 63          the Trust                 Egan, Flanagan and                   BankNorth
                                                                         Cohen, P.C. (law                     Massachusetts;
                                                                         firm), Springfield,                  Director (since 1999),
                                                                         MA.                                  Massachusetts
                                                                                                              Educational Financing
                                                                                                              Authority.

                              Richard W.       Trustee of   Since 1999   Retired; Vice              46
                              Greene           the Trust                 President for
                              Age: 67                                    Investments and
                                                                         Treasurer
                                                                         (1998-2000),
                                                                         University of
                                                                         Rochester (private
                                                                         university).

                                                               TERM                              NUMBER OF
                                                            OF OFFICE**                        PORTFOLIOS IN
                                                               AND                                 FUND
                                               POSITION(S)    LENGTH          PRINCIPAL           COMPLEX             OTHER
                              NAME, ADDRESS*,   HELD WITH    OF TIME     OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
                                  AND AGE         TRUST       SERVED         PAST 5 YEARS         TRUSTEE        HELD BY TRUSTEE
                              ---------------  -----------  -----------  --------------------  -------------  ----------------------
                              Beverly L.       Trustee of   Since 1999   President ARCO             46        Director (since 1991),
                              Hamilton         the Trust                 Investment                           American Funds
                              Age: 56                                    Management Co.                       Emerging Markets
                                                                         (1991-2000).                         Growth Fund
                                                                                                              (open-interval mutual
                                                                                                              fund); Trustee (since
                                                                                                              2000), Monterey
                                                                                                              Institute for
                                                                                                              International Studies;
                                                                                                              Trustee (since 2001),
                                                                                                              The California
                                                                                                              Endowment; Trustee
                                                                                                              (since 2002),
                                                                                                              Community Hospital of
                                                                                                              the Monterey
                                                                                                              Peninsula; Trustee
                                                                                                              (since 2002), Board II
                                                                                                              Oppenheimer Funds;
                                                                                                              Investment Advisory
                                                                                                              Committees of
                                                                                                              Rockefeller
                                                                                                              Foundation, Unilever
                                                                                                              (Holland) pension
                                                                                                              fund, CFSB Sprout,
                                                                                                              University of Michigan
                                                                                                              endowment and Hartford
                                                                                                              Hospital.

                              F. William       Trustee of   Since 1996   Consultant (since          46        Trustee (since 2000),
                              Marshall, Jr.    the Trust                 1999); Chairman                      Board II Oppenheimer
                              Age: 61                                    (1999), Family Bank,                 Funds.
                                                                         F.S.B. (formerly SIS
                                                                         Bank); Executive
                                                                         Vice President
                                                                         (1999), Peoples
                                                                         Heritage Financial
                                                                         Group; President,
                                                                         Chief Executive
                                                                         Officer and Director
                                                                         (1993-1999), SIS
                                                                         Bancorp, Inc. and
                                                                         SIS Bank (formerly,
                                                                         Springfield
                                                                         Institution for
                                                                         Savings).

                              Allan W. Blair   Trustee of   Since 2003   President and Chief        46        Director (since 2001),
                              Age: 55          the Trust                 Executive Officer                    Future Works, Inc.
                                                                         (since 1996),
                                                                         Economic Development
                                                                         Council of Western
                                                                         Massachusetts;
                                                                         President and Chief
                                                                         Operating Officer
                                                                         (since 1993),
                                                                         Westmass Area
                                                                         Development
                                                                         Corporation;
                                                                         President and Chief
                                                                         Operating Officer
                                                                         (since 1984),
                                                                         Westover
                                                                         Metropolitan
                                                                         Development
                                                                         Corporation.

                              R. Alan Hunter,  Trustee of   Since 2003   Retired.                   46
                              Jr.              the Trust
                              Age: 56

               INTERESTED                                      TERM                              NUMBER OF
                 TRUSTEES                                   OF OFFICE**                        PORTFOLIOS IN
                                                               AND                                 FUND
                                               POSITION(S)    LENGTH          PRINCIPAL           COMPLEX             OTHER
                              NAME, ADDRESS*,   HELD WITH    OF TIME     OCCUPATION(S) DURING   OVERSEEN BY       DIRECTORSHIPS
                                  AND AGE         TRUST       SERVED         PAST 5 YEARS         TRUSTEE        HELD BY TRUSTEE
                              ---------------  -----------  -----------  --------------------  -------------  ----------------------
                              Stuart H. Reese  Chairman     Since 1999   Executive Vice             46        Director (since 1994),
                              Age: 48          and                       President and Chief                  Merrill Lynch
                                               Trustee of                Investment Officer                   Derivative Products;
                                               the Trust                 (since 1999), Chief                  Chairman (since 1999),
                                                                         Executive Director                   Director (since 1996),
                                                                         (1997-1999),                         Antares Capital
                                                                         MassMutual; Chairman                 Corporation (finance
                                                                         and Chief Executive                  company); Director
                                                                         Officer (since                       (since 1996), HYP
                                                                         2001), President and                 Management, Inc.
                                                                         Chief Executive                      (managing member of
                                                                         Officer (1999-2001),                 MassMutual High Yield
                                                                         David L. Babson &                    Partners LLC), and
                                                                         Company Inc.                         MMHC Investment, Inc.
                                                                         (investment                          (investor in funds
                                                                         adviser); Chairman                   sponsored by
                                                                         (since 1999),                        MassMutual); Director
                                                                         President                            (since 1994),
                                                                         (1995-1999),                         MassMutual Corporate
                                                                         MassMutual Corporate                 Value Partners Limited
                                                                         Investors and                        (investor in debt and
                                                                         MassMutual                           equity securities) and
                                                                         Participation                        MassMutual Corporate
                                                                         Investors                            Value Limited (parent
                                                                         (closed-end                          of MassMutual
                                                                         investment companies                 Corporate Value
                                                                                                              Partners Limited);
                                                                                                              President (since
                                                                                                              1997), MassMutual/
                                                                                                              Darby CBO IM Inc.
                                                                                                              (manager of
                                                                                                              MassMutual/ Darby CBO
                                                                                                              LLC, a high yield bond
                                                                                                              fund); Advisory Board
                                                                                                              Member (since 1995),
                                                                                                              Kirtland Capital
                                                                                                              Partners.

                              Frederick C.     Trustee      Since 2001   Executive Vice             46
                              Castellani       and                       President (since
                              Age: 56          President                 2001), Senior Vice
                                               of the                    President
                                               Trust                     (1996-2001),
                                                                         MassMutual.

                              Robert E. Joyal  Trustee of   Since 2003   Retired; President         46        Director (since 1996),
                              Age: 58          the Trust                 (2001-2003),                         Antares Leverage
                                                                         Director (2000-2003)                 Capital Corp.;
                                                                         and Managing                         Director (since 1996),
                                                                         Director                             MassMutual High Yield
                                                                         (2000-2001), David                   Partners II, LLC;
                                                                         L. Babson & Company                  Director (since 1999),
                                                                         Inc.; Executive                      MassMutual Corporate
                                                                         Director                             Value Partners
                                                                         (1997-1999),                         Limited; President
                                                                         Massachusetts Mutual                 (since 1999),
                                                                         Life Insurance                       MassMutual Corporate
                                                                         Company.                             Investors (closed-end
                                                                                                              investment company);
                                                                                                              President (since
                                                                                                              1999), MassMutual
                                                                                                              Participation
                                                                                                              Investors (closed-end
                                                                                                              investment company).

       PRINCIPAL OFFICERS                                                                                         NUMBER OF
                  WHO ARE                                                                                       PORTFOLIOS IN
             NOT TRUSTEES                                                                                           FUND
                                               POSITION(S)    LENGTH                PRINCIPAL                      COMPLEX
                              NAME, ADDRESS*,   HELD WITH    OF TIME           OCCUPATION(S) DURING              OVERSEEN BY
                                  AND AGE         TRUST       SERVED               PAST 5 YEARS                    OFFICER
                              ---------------  -----------  ---------  -------------------------------------  -----------------
                              James S.         Chief        Since      Vice President (since 1999), Second           46
                              Collins          Financial    2000       Vice President (1990-1999),
                              Age: 45          Officer and             MassMutual.
                                               Treasurer
                                               of Trust

                              Thomas M.        Vice         Since      Vice President and Associate General          46
                              Kinzler          President    1999       Counsel (since 1999), Second Vice
                              Age: 47          and                     President and Associate General
                                               Secretary               Counsel (1996-1999), MassMutual.
                                               of the
                                               Trust

                              Vernon J. Meyer  Vice         Since      Vice President (since 1998),                  46
                              Age: 38          President    1999       MassMutual.
                                               of the
                                               Trust

                              David W.         Vice         Since      Senior Vice President (since 2001),           14
                              O'Leary          President    2001       MassMutual; Senior Vice President
                              Age: 42          of the                  (1999-2001), Vice President
                                               Trust                   (1996-1999), Aetna Financial Services.

                              Toby Slodden     Vice         Since      Executive Vice President (since               46
                              Age: 46          President    2003       2003), Senior Vice President
                                               of the                  (1999-2003),  Vice President
                                               Trust                   (1997-1999), MassMutual.

                              *  The address of each Trustee and Principal
                                 Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

                              ** Each Trustee of the Trust serves until the next
                                 meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years. Except, any Trustee who attained the age of seventy-two years during 2001 shall retire and cease to serve as a Trustee on or before June 1, 2003.

FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2003 qualified for the dividends received deduction, as follows:

Equity Index Fund                                           100.00%
Small Cap Equity Fund                                       100.00%

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

Massachusetts Mutual Life Insurance Company and affiliates, Springfield, MA 01111-0001

www.massmutual.com


MassMutual Financial Group is a marketing designation
(or fleet name) for Massachusetts Mutual Life Insurance
Company (MassMutual) and its affiliates.                             L4540-2 204

ITEM 2 CODE OF ETHICS.

     As of December 31, 2003, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2003, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2003 and 2002 were $38,940 and $33,922, respectively.
     (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003 and 2002.
     (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses for 2003 and 2002 were $12,790 and $6,229, respectively.
     (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003 or 2002.
     (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2003 and 2002 were pre-approved by the committee. (2) Not applicable.
     (f)  Not applicable.
     (g)  Not applicable.
     (h)  Not applicable.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEM 8 [RESERVED]

ITEM 9 CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
     (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 (EXHIBITS):

     (a)(1) Code of Ethics Described in Item 2 is attached.

     (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as
     Exhibit 99CERT.302

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MML Series Investment Fund

By (Signature and Title):  /s/ Frederick C. Castellani
                           ------------------------------------------------
                           Frederick C. Castellani, President and Principal
                            Executive Officer

                           Date February 11, 2004
                                -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Frederick C. Castellani
                           ------------------------------------------------
                           Frederick C. Castellani, President and Principal
                            Executive Officer

                           Date February 11, 2004
                                -----------------

By (Signature and Title):  /s/ James S. Collins
                           ---------------------------------------------------
                           James S. Collins, Treasurer and Principal Financial
                            Officer

                           Date February 11, 2004
                                -----------------